Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of calculation of fair value of option program

			Fair value Upon			No. of Shares
			Issue of the Options,	Exercise		Covered by
	Grant Date	Exercise Date	SEK	Price, SEK	Volatility	Options
ESOP 2020:1	July 1, 2020	July 1, 2023	22.14	121.43	39.60%	829,564
ESOP 2020:2	September 17, 2020	September 17, 2023	22.50	116.78	41.60%	104,000
ESOP 2020:3	February 4, 2021	February 4, 2024	30.41	145.07	44.30%	37,000
ESOP 2020:4	March 9, 2021	March 9, 2024	30.41	141.26	45.20%	394,166
ESOP 2021:1	June 14, 2021	June 14, 2024	35.88	140.71	46.00%	487,000
ESOP 2021:2	September 29, 2021	September 29, 2024	25.72	109.38	47.52%	329,500
ESOP 2021:3	March 17, 2022	March 17, 2025	27.64	93.77	43.84%	618,000
ESOP 2022:1	September 27, 2022	September 27, 2025	26.57	94.66	45.14%	1,016,500
ESOP 2022:2	March 9, 2023	March 9, 2026	35.90	116.38	53.84%	455,000
ESOP 2022:3	May 24, 2023	May 24, 2026	39.91	128.54	58.24%	413,000
ESOP 2023:1	July 25, 2023	July 25, 2026	40.76	97.80	57.74%	965,000
ESOP 2023:2	December 19, 2023	December 19, 2026	48.84	118.02	59.17%	450,000
						6,098,730

Summary of warrants outstanding and inputs used for the black and scholes valuation

	Warrants Outstanding as of		Inputs used for the Black & Scholes valuation
	December 31,	December 31,	Exercise Price,	Price per		Value per
Outstanding Warrants per Year	2021	2022	SEK	Warrant in SEK		Share in SEK		Risk-Free Rate		Volatility		Expiration Date
Warrant program 2018/2022	856,586	—	74.30	3.29		46.50		(0.28%)		33%		2022-03-31
Warrant program 2019/2022	422,500	—	74.50	6.69	*	54.39	*	(0.55%)	*	36	%*	2022-12-31
Total	1,279,086	—

Summary of changes and holding of warrants

	Warrants Outstanding as of
Holder	January 1, 2021	Change	December 31, 2021	Change	December 31, 2022
CEO Renée Lucander	545,000	—	545,000	(545,000)	—
Other executive management	437,500	—	437,500	(437,500)	—
Other employees, consultants and external parties	296,586	—	296,586	(296,586)	—
Total	1,279,086	—	1,279,086	(1,279,086)	—

Summary of Granted Warrants, Options and Share Awards

	Options		Share Awards		Warrants
		Weighted Average		Weighted Average		Weighted Average
	Number of Shares	Exercise Prices	Number of Shares	Exercise Prices	Number of Shares	Exercise Prices
Outstanding as of January 1, 2022	2,289,000	128.18	109,738	—	1,279,086	74.37
Granted	1,751,000	94.33	40,706	—	—	—
Forfeited	(87,834)	133.33	(4,167)	—	—	—
Exercised	—	—	(51,399)	—	(1,279,086)	74.37
Outstanding as of December 31, 2022	3,952,166	113.07	94,878	—	—	—

Outstanding as of January 1, 2023	3,952,166	113.07	94,878	—	—	—
Granted	2,333,000	111.16	40,957	—	—	—
Forfeited	(186,436)	104.54	(34,860)	—	—	—
Exercised	—	—	—	—	—	—
Outstanding as of December 31, 2023	6,098,730	112.51	100,975	—	—	—
Weighted average share price at the date of exercise	—	—	—	—	—	—

ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

	Options Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Renée Aguiar-Lucander, CEO	296,000	295,000	591,000	250,000	841,000
Other executive management	535,000	520,000	1,055,000	80,000	1,135,000
Other employees and consultants	1,458,000	848,166	2,306,166	1,816,564	4,122,730
Total	2,289,000	1,663,166	3,952,166	2,146,564	6,098,730

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2023	2022	2021
Share-based payments	50,560	34,549	24,737
Provisions attributable to changes in social security costs (Share-based payments)	20,701	234	9,992
Total	71,261	34,783	34,729

Board LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2023	2023	2022
Share-based payments	1,776	1,531	876
Provisions attributable to changes in social security costs (Share-based payments)	119	(1,614)	297
Total	1,895	(83)	1,173

Schedule of effect of share-based payments on entity's financial position

		Fair Value	Number
	Exercised	at Grant	of Share
	Date	Date	Awards
Board LTIP 2021	July 1, 2024	62.95	22,882
Board LTIP 2022	July 1, 2025	51.54	37,136
Board LTIP 2023	July 1, 2026	57.90	40,957

Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

Board LTIP 2020	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	14,063	—	14,063	(14,063)	—
Hilde Furberg, Board member	4,327	—	4,327	(4,327)	—
Lennart Hansson, Board member (until May, 2022)	4,327	(1,443)	4,327	(4,327)	—
Diane Parks, Board member	4,327	—	2,884	(2,884)	—
Molly Hendersson, Board member	4,327	—	4,327	(4,327)	—
Total	31,371	—	29,928	(29,928)	—

Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

Board LTIP 2021	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	10,624	—	10,624	—	10,624
Hilde Furberg, Board member	4,086	—	4,086	—	4,086
Lennart Hansson, Board member (until May-22)	4,086	(2,724)	1,362	—	1,362
Diane Parks, Board member	4,086	—	4,086	—	4,086
Molly Hendersson, Board member	4,086	—	4,086	(1,362)	2,724
Total	26,968	(2,724)	24,244	(1,362)	22,882

Board LTIP 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

Board LTIP 2022	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	—	13,926	13,926	—	13,926
Hilde Furberg, Board member	—	5,356	5,356	—	5,356
Diane Parks, Board member	—	5,356	5,356	—	5,356
Molly Hendersson, Board member	—	5,356	5,356	(3,570)	1,786
Henrik Stenqvist, Board member	—	5,356	5,356	—	5,356
Elisabeth Björk, Board member	—	5,356	5,356	—	5,356
Total	—	40,706	40,706	(3,570)	37,136

Board LTIP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

Board LTIP 2023	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	—	—	—	14,012	14,012
Hilde Furberg, Board member	—	—	—	5,389	5,389
Diane Parks, Board member	—	—	—	5,389	5,389
Fred Driscoll, Board member	—	—	—	5,389	5,389
Henrik Stenqvist, Board member	—	—	—	5,389	5,389
Elisabeth Björk, Board member	—	—	—	5,389	5,389
Total	—	—	—	40,957	40,957